Fair Value Measurements (Details) - EBP 004 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Master trust investments at fair value	$ 16,857,006	$ 15,633,706
Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Master trust investments at fair value	4,179,915	4,526,243
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Master trust investments at fair value	97,747	500,106
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Equity securities
EBP, Investment, Fair Value and NAV [Line Items]
Master trust investments at fair value	2,307,397	2,244,340
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Fixed income securities
EBP, Investment, Fair Value and NAV [Line Items]
Master trust investments at fair value	406,994	386,182
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Master trust investments at fair value	459,800	368,784
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Merck common stock
EBP, Investment, Fair Value and NAV [Line Items]
Master trust investments at fair value	907,977	1,026,831
Quoted Prices In Active Markets for Identical Assets (Level 1)
EBP, Investment, Fair Value and NAV [Line Items]
Master trust investments at fair value	3,772,921	4,140,061
Quoted Prices In Active Markets for Identical Assets (Level 1) | Registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Master trust investments at fair value	97,747	500,106
Quoted Prices In Active Markets for Identical Assets (Level 1) | Equity securities
EBP, Investment, Fair Value and NAV [Line Items]
Master trust investments at fair value	2,307,397	2,244,340
Quoted Prices In Active Markets for Identical Assets (Level 1) | Fixed income securities
EBP, Investment, Fair Value and NAV [Line Items]
Master trust investments at fair value	0	0
Quoted Prices In Active Markets for Identical Assets (Level 1) | Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Master trust investments at fair value	459,800	368,784
Quoted Prices In Active Markets for Identical Assets (Level 1) | Merck common stock
EBP, Investment, Fair Value and NAV [Line Items]
Master trust investments at fair value	907,977	1,026,831
Significant Other Observable Inputs (Level 2)
EBP, Investment, Fair Value and NAV [Line Items]
Master trust investments at fair value	406,994	386,182
Significant Other Observable Inputs (Level 2) | Registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Master trust investments at fair value	0	0
Significant Other Observable Inputs (Level 2) | Equity securities
EBP, Investment, Fair Value and NAV [Line Items]
Master trust investments at fair value	0	0
Significant Other Observable Inputs (Level 2) | Fixed income securities
EBP, Investment, Fair Value and NAV [Line Items]
Master trust investments at fair value	406,994	386,182
Significant Other Observable Inputs (Level 2) | Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Master trust investments at fair value	0	0
Significant Other Observable Inputs (Level 2) | Merck common stock
EBP, Investment, Fair Value and NAV [Line Items]
Master trust investments at fair value	0	0
Significant Unobservable Inputs (Level 3)
EBP, Investment, Fair Value and NAV [Line Items]
Master trust investments at fair value	0	0
Significant Unobservable Inputs (Level 3) | Registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Master trust investments at fair value	0	0
Significant Unobservable Inputs (Level 3) | Equity securities
EBP, Investment, Fair Value and NAV [Line Items]
Master trust investments at fair value	0	0
Significant Unobservable Inputs (Level 3) | Fixed income securities
EBP, Investment, Fair Value and NAV [Line Items]
Master trust investments at fair value	0	0
Significant Unobservable Inputs (Level 3) | Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Master trust investments at fair value	0	0
Significant Unobservable Inputs (Level 3) | Merck common stock
EBP, Investment, Fair Value and NAV [Line Items]
Master trust investments at fair value	0	0
NAV | Common/collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Master trust investments at fair value	$ 12,677,091	$ 11,107,463